Changes in Cash Flows from Operating Assets and Liabilities	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Changes in Cash Flows from Operating Assets and Liabilities

13. Changes in Cash Flows from Operating Assets and Liabilities

The changes to the Company’s operating assets and liabilities for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Decrease (increase) in accounts receivable	$(119,813)	$48,908
Decrease (increase) in other receivable	(121,396)	(54,821)
Decrease (increase) in inventory	72,353	122,067
Decrease (increase) in prepaid expenses and deposits	43,201	63,373
Increase (decrease) in lease liability	(27,718)	(8,392)
Increase (decrease) in income taxes payable	11,372	(45,521)
Increase (decrease) in accounts payable and accrued liabilities	(59,284)	405,214
	$201,284	$539,220